INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in other company	$ 1,866	$ 1,263
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity	3.6
Investments in other company	$ 600	$ 500